Cover	May 15, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Entity File Number	001-34726
Entity Registrant Name	LYONDELLBASELL INDUSTRIES N.V.
Entity Central Index Key	0001489393
Entity Tax Identification Number	98-0646235
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	2800 Post Oak Blvd
Entity Address, Address Line Two	Suite 5100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	309-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, € 0.04 par value
Trading Symbol	LYB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
UNITED KINGDOM
Entity Addresses [Line Items]
Entity Address, Address Line One	4th Floor, One Vine Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J0AH
Country Region	+44 (0)
City Area Code	207
Local Phone Number	220 2600
NETHERLANDS
Entity Addresses [Line Items]
Entity Address, Address Line One	Delftseplein 27E
Entity Address, City or Town	Rotterdam
Entity Address, Country	NL
Entity Address, Postal Zip Code	3013 AA
Country Region	+31 (0)
City Area Code	10
Local Phone Number	275 5500